As filed with the Securities and Exchange Commission on November 18, 2014

1933 Act File No. 333-102943

1940 Act File No. 811-21294

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55	☒

Munder Series Trust

(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan	48009
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 438-5789

James V. FitzGerald

c/o Munder Series Trust

480 Pierce Street
Birmingham, Michigan 48009

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check the appropriate box)

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on                pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on                pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on                pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 54 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 18th day of November 2014.

MUNDER SERIES TRUST

/s/ James V. FitzGerald
By:	James V. FitzGerald
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.

	Signatures	Title	Date
	*/s/ Joseph E. Champagne	Trustee	November 18, 2014
Joseph E. Champagne

	*/s/ Thomas D. Eckert	Trustee	November 18, 2014
Thomas D. Eckert

	*/s/ John Engler	Trustee	November 18, 2014
John Engler

	*/s/ Michael T. Monahan	Trustee	November 18, 2014
Michael T. Monahan

	*/s/ John Rakolta, Jr.	Trustee	November 18, 2014
John Rakolta, Jr.

	*/s/ Lisa A. Payne	Trustee	November 18, 2014
Lisa A. Payne

	/s/James V. FitzGerald	President	November 18, 2014
	James V. FitzGerald	(Principal Executive Officer)

	/s/ David W. Rumph	Treasurer	November 18, 2014
	David W. Rumph	(Principal Accounting Officer)

* By:	/s/ James V. FitzGerald
James V. FitzGerald
as Attorney-in-Fact

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase